Cash and Cash Equivalents and Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2018
Cash And Cash Equivalents and Restricted Cash[Abstract]
Cash and Cash Equivalents

	June 30, 2018	December 31, 2017
Cash at banks	$18,673	$12,556
Short-term deposits	3,058	14,530
Total cash and cash equivalents	$21,731	$27,086